Leases - Schedule of Operating and Finance Lease Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease assets	$ 64,951	$ 64,651	$ 53,656
Finance lease assets		267	1,353
Total lease assets		64,918	55,009
Current, Operating lease liabilities	11,091	10,584	9,263
Current, Finance lease liabilities		95	1,127
Noncurrent, Operating lease liabilities	$ 54,142	53,798	43,588
Noncurrent, Finance lease liabilities		242	178
Total lease liabilities		$ 64,719	$ 54,156